CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) - $ / shares	3 Months Ended				12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Stockholders' Equity [Abstract]
Common stock, dividends, per share, declared (in dollars per share)	$ 0.11	$ 0.11	$ 0.24	$ 0.27	$ 0.44	$ 1.08	$ 1.08